Taxes on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%
Reduced tax rate	12.00%
U.S. federal tax rate	21.00%	21.00%	21.00%
Business tax rate	10.09%
Carryforward tax losses	$ 14.7	$ 7.4
Carryforward tax losses of Safe-T	34.6	44.0
Carryforward tax losses in israel	6.4	4.8
Carryforward tax losses of net nut	$ 3.1	$ 1.1
Spell Me Ltd [Member]
Taxes on Income (Details) [Line Items]
Business tax rate	0.00%